Inventories, Net (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 HKD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)
Inventories, Net [Abstract]
Inventory write-down expense	$ 426,816	$ 54,372		$ 23,585	$ 3,036	$ 68,536